Life Insurance Operations (Tables)	9 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the nine and three months ended December 31, 2019 and 2020 consist of the following:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Life insurance premiums	¥254,683	¥289,112
Life insurance related investment income*	35,973	67,035

	¥290,656	¥356,147

*   Life insurance related investment income for the nine months ended December 31, 2019 and 2020 include net unrealized holding gains of ¥24,609 million and ¥55,050 million on equity securities held as of December 31, 2019 and 2020, respectively.

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Life insurance premiums	¥87,421	¥98,112
Life insurance related investment income*	20,767	24,284

	¥108,188	¥122,396

*   Life insurance related investment income for the three months ended December 31, 2019 and 2020 include net unrealized holding gains of ¥18,043 million and ¥22,250 million on equity securities held as of December 31, 2019 and 2020, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the nine and three months ended December 31, 2019 and 2020, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Reinsurance benefits	¥1,949	¥1,423
Reinsurance premiums	(3,933)	(3,805)

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Reinsurance benefits	¥774	¥260
Reinsurance premiums	(1,282)	(1,279)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the nine and three months ended December 31, 2019 and 2020 are mainly as follows:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥25,962	¥63,475
Net gains or losses from derivative contracts :	(3,477)	(8,398)
Futures	(3,292)	(7,875)
Foreign exchange contracts	(5)	75
Options held	(180)	(598)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(26,992)	¥(11,358)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	39,418	45,499
Changes in the fair value of the reinsurance contracts	3,230	10,913

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥18,661	¥23,575
Net gains or losses from derivative contracts :	(2,653)	(2,388)
Futures	(2,284)	(2,415)
Foreign exchange contracts	(284)	36
Options held	(85)	(9)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(3,917)	¥(6,688)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	14,304	23,388
Changes in the fair value of the reinsurance contracts	2,163	1,769